Costs and expenses by nature - Other (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Costs and expenses by nature
Profit sharing program (ii)	$ 89	$ 187	$ 149
Disposals of materials and inventories	47	32	17
Others (iii)	78	41	85
Other operating (income) expenses, net	505	445	420
Provision for litigations
Costs and expenses by nature
Provision for litigations	$ 291	$ 185	$ 169